General and administrative expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
General and administrative expenses
Employee benefits expenses	$ (3,634)	$ (4,243)	$ (7,475)	$ (8,776)
Professional fees	(3,333)	(1,429)	(5,175)	(2,789)
Insurance liability expense	(322)	(405)	(645)	(810)
Other operating expenses	(977)	(980)	(2,174)	(2,421)
Depreciation and amortization	(305)	(456)	(662)	(970)
General and administrative expenses	$ (8,571)	$ (7,513)	$ (16,131)	$ (15,766)